Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net sales	$ 13,145,942	$ 12,345,870	$ 9,993,166
Cost of sales	9,958,337	9,387,457	7,847,067
Gross profit	3,187,605	2,958,413	2,146,099
Selling, general and administrative expenses	1,519,316	1,467,773	1,277,080
Interest expense	92,790	99,704	103,599
Other expense (income), net	1,295	(15,075)	311
(Gain) loss on disposal of assets	(2,494)	(7,710)	10,292
Income before income taxes	1,576,698	1,413,721	754,817
Income taxes (Note 4)	421,206	356,571	198,452
Net Income	1,155,492	1,057,150	556,365
Less: Noncontrolling interest in subsidiaries' earnings	3,669	8,020	2,300
Net Income Attributable to Common Shareholders	$ 1,151,823	$ 1,049,130	$ 554,065
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 7.62	$ 6.51	$ 3.44
Diluted earnings per share	$ 7.45	$ 6.37	$ 3.40